Schedule of Investments - March 31, 2022
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 80.60%	Amount	Value
Aerospace/Defense - 0.90%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	$5,677,000	$5,118,469
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (r)	3,748,000	3,887,875
		9,006,344
Airlines - 0.49%
United Airlines, Inc.
4.375%, 04/15/2026 (r)	5,013,000	4,937,805

Auto Loans - 0.95%
Ford Motor Credit Company LLC
5.113%, 05/03/2029	9,445,000	9,517,726

Auto Parts & Equipment - 2.06%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	5,038,000	4,803,506
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	5,383,000	5,368,601
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	5,236,000	5,093,057
Meritor, Inc.
4.500%, 12/15/2028 (r)	5,414,000	5,437,822
		20,702,986
Banking - 0.79%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (b) (r)	2,781,000	2,883,202
Texas Capital Bancshares, Inc.
4.000% (Fixed until 05/05/2026, then 5 Year Treasury Constant Maturity + 3.150%), 05/06/2031 (b)	5,181,000	5,060,721
		7,943,923
Building & Construction - 2.66%
Ashton Woods USA LLC / Ashton Woods Finance Company
4.625%, 08/01/2029 (r)	5,949,000	5,257,042
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/2030 (r)	5,239,000	4,694,982
Installed Building Products, Inc.
5.750%, 02/01/2028 (r)	5,141,000	5,021,729
TopBuild Corp.
4.125%, 02/15/2032 (r)	2,633,000	2,391,357
Tri Pointe Homes, Inc.
5.250%, 06/01/2027	4,767,000	4,743,451
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,023,000	4,638,489
		26,747,050
Building Materials - 2.70%
Arcosa, Inc.
4.375%, 04/15/2029 (r)	5,320,000	5,054,133
BlueLinx Holdings, Inc.
6.000%, 11/15/2029 (r)	4,801,000	4,473,692
Foundation Building Materials, Inc.
6.000%, 03/01/2029 (r)	3,563,000	3,213,612
PGT Innovations, Inc.
4.375%, 10/01/2029 (r)	5,551,000	5,186,688
Standard Industries, Inc.
4.375%, 07/15/2030 (r)	6,450,000	5,915,940
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	3,090,000	3,285,597
		27,129,662
Cable & Satellite TV - 6.19%
Block Communications, Inc.
4.875%, 03/01/2028 (r)	4,911,000	4,748,716
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (c) (r)	12,337,000	12,358,651
4.750%, 02/01/2032 (r)	8,629,000	8,048,441
CSC Holdings LLC
5.750%, 01/15/2030 (r)	9,912,000	8,838,778
DirecTV Financing LLC / DirecTV Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (r)	4,358,000	4,292,957
DISH DBS Corp.
5.750%, 12/01/2028 (r)	4,514,000	4,279,836
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	5,000,000	4,875,000
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	9,131,000	9,077,173
Ziggo BV
4.875%, 01/15/2030 (r)	6,024,000	5,684,638
		62,204,190
Chemicals - 3.94%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (r)	4,917,000	4,736,546
Diamond BC BV
4.625%, 10/01/2029 (r)	3,985,000	3,584,149
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,991,000	3,032,126
LSF11 A5 HoldCo LLC
6.625%, 10/15/2029 (r)	5,318,000	4,954,116
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (r)	5,109,000	4,822,308
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/01/2026 (r)	5,587,000	5,148,812
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, 04/01/2029 (r)	5,626,000	5,202,025
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (r)	2,803,000	2,805,663
WR Grace Holdings LLC
5.625%, 08/15/2029 (r)	5,630,000	5,278,688
		39,564,433
Consumer - Products - 0.40%
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	4,002,000	4,051,985

Consumer/Commercial/Lease Financing - 0.28%
Rent-A-Center, Inc.
6.375%, 02/15/2029 (r)	3,031,000	2,777,351

Diversified Capital Goods - 2.74%
General Electric Company
4.156% (3 Month LIBOR USD + 3.330%), Perpetual (b)	13,506,000	12,999,525
Patrick Industries, Inc.
4.750%, 05/01/2029 (r)	5,776,000	4,977,901
Railworks Holdings LP / Railworks Rally, Inc.
8.250%, 11/15/2028 (r)	3,227,000	3,319,905
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (r)	6,289,000	6,227,557
		27,524,888
Electric - Generation - 0.72%
Calpine Corp.
5.000%, 02/01/2031 (r)	1,492,000	1,360,264
3.750%, 03/01/2031 (r)	6,493,000	5,823,409
		7,183,673
Electric - Integrated - 0.60%
PG&E Corp.
5.250%, 07/01/2030	6,203,000	6,024,354

Electronics - 0.52%
II-VI, Inc.
5.000%, 12/15/2029 (r)	5,300,000	5,188,303

Energy - Exploration & Production - 4.17%
California Resources Corp.
7.125%, 02/01/2026 (r)	3,604,000	3,754,413
Callon Petroleum Company
6.375%, 07/01/2026	4,471,000	4,451,305
Civitas Resources, Inc.
7.500%, 04/30/2026	1,841,025	1,841,927
5.000%, 10/15/2026 (r)	2,777,000	2,756,228
Crescent Energy Finance LLC
7.250%, 05/01/2026 (r)	3,111,000	3,130,537
Hilcorp Energy I LP / Hilcorp Finance Company
6.000%, 02/01/2031 (r)	3,753,000	3,776,456
Murphy Oil Corp.
6.375%, 07/15/2028	7,821,000	8,147,253
Penn Virginia Holdings LLC
9.250%, 08/15/2026 (r)	2,000,000	2,112,100
Range Resources Corp.
4.750%, 02/15/2030 (r)	5,934,000	5,902,550
Southwestern Energy Company
4.750%, 02/01/2032	2,680,000	2,680,389
Tap Rock Resources LLC
7.000%, 10/01/2026 (r)	3,235,000	3,352,463
		41,905,621
Food - Wholesale - 1.38%
Central Garden & Pet Company
4.125%, 04/30/2031 (r)	5,459,000	4,922,189
Lamb Weston Holdings, Inc.
4.375%, 01/31/2032 (r)	4,361,000	4,081,111
Post Holdings, Inc.
4.500%, 09/15/2031 (r)	5,427,000	4,816,408
		13,819,708
Forestry/Paper - 2.06%
Ahlstrom-Munksjo Holding 3 Oy
4.875%, 02/04/2028 (r)	6,004,000	5,538,891
Mercer International, Inc.
5.125%, 02/01/2029	6,386,000	6,170,057
Rayonier AM Products, Inc.
7.625%, 01/15/2026 (r)	3,472,000	3,441,099
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	5,894,000	5,576,903
		20,726,950
Gaming - 4.56%
Boyd Gaming Corp.
4.750%, 06/15/2031 (r)	5,328,000	5,143,838
Churchill Downs, Inc.
5.500%, 04/01/2027 (r)	3,232,000	3,274,016
Everi Holdings, Inc.
5.000%, 07/15/2029 (r)	5,129,000	4,865,241
International Game Technology PLC
6.250%, 01/15/2027 (r)	3,267,000	3,446,652
Jacobs Entertainment, Inc.
6.750%, 02/15/2029 (r)	5,140,000	5,172,228
MGM Resorts International
5.500%, 04/15/2027	4,905,000	4,962,511
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc.
8.500%, 11/15/2027 (r)	3,000,000	3,323,250
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	5,625,000	5,584,866
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 03/01/2030 (r)	5,195,000	5,127,465
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	5,636,000	4,886,102
		45,786,169
Gas Distribution - 4.23%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (r)	4,939,000	5,037,879
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.000%, 04/01/2029 (r)	5,436,000	5,809,725
DT Midstream, Inc.
4.375%, 06/15/2031 (r)	5,128,000	4,918,829
EQM Midstream Partners LP
5.500%, 07/15/2028	5,068,000	5,096,837
Harvest Midstream I LP
7.500%, 09/01/2028 (r)	5,139,000	5,256,529
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	5,231,000	4,972,693
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	6,631,000	6,636,338
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (r)	4,851,000	4,767,611
		42,496,441
Health Facilities - 1.91%
CHS / Community Health Systems, Inc.
6.875%, 04/01/2028 (r)	2,573,000	2,338,857
5.250%, 05/15/2030 (r)	4,225,000	4,061,281
Encompass Health Corp.
4.750%, 02/01/2030	5,273,000	5,070,860
Tenet Healthcare Corp.
6.250%, 02/01/2027 (r)	3,615,000	3,715,135
4.375%, 01/15/2030 (r)	4,128,000	3,967,896
		19,154,029
Health Services - 1.45%
Charles River Laboratories International, Inc.
4.000%, 03/15/2031 (r)	5,395,000	5,075,319
DaVita, Inc.
4.625%, 06/01/2030 (r)	6,722,000	6,286,415
ModivCare Escrow Issuer, Inc.
5.000%, 10/01/2029 (r)	3,465,000	3,236,674
		14,598,408
Hotels - 1.52%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (r)	5,330,000	5,093,028
Marriott Ownership Resorts, Inc.
4.500%, 06/15/2029 (r)	5,421,000	5,119,430
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/2029 (r)	5,390,000	5,063,797
		15,276,255
Insurance Brokerage - 1.03%
AmWINS Group, Inc.
4.875%, 06/30/2029 (r)	6,081,000	5,845,665
Ryan Specialty Group LLC
4.375%, 02/01/2030 (r)	4,802,000	4,543,893
		10,389,558
Investments & Miscellaneous Financial Services - 0.71%
SoftBank Group Corp.
6.000% (Fixed until 07/18/2023, then 5 Year Mid Swap Rate USD + 4.226%), Perpetual (b)	7,441,000	7,142,430

Machinery - 0.92%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	5,168,000	4,929,755
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (r)	4,335,000	4,264,513
		9,194,268
Media - Broadcast - 0.55%
Gray Escrow II, Inc.
5.375%, 11/15/2031 (r)	5,765,000	5,519,988

Media - Diversified - 0.65%
National CineMedia LLC
5.750%, 08/15/2026	6,365,000	4,622,422
5.875%, 04/15/2028 (r)	2,187,000	1,914,478
		6,536,900
Media Content - 1.78%
News Corp.
3.875%, 05/15/2029 (r)	4,708,000	4,456,192
5.125%, 02/15/2032 (r)	4,392,000	4,421,295
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (r)	5,167,000	4,915,651
Townsquare Media, Inc.
6.875%, 02/01/2026 (r)	3,937,000	4,061,488
		17,854,626
Medical Products - 1.63%
Grifols Escrow Issuer SA
4.750%, 10/15/2028 (r)	5,326,000	5,020,314
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (r)	3,271,000	3,029,846
5.250%, 10/01/2029 (r)	3,931,000	3,659,564
Varex Imaging Corp.
7.875%, 10/15/2027 (r)	4,351,000	4,617,586
		16,327,310
Metals/Mining Excluding Steel - 1.16%
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (r)	5,830,000	5,266,647
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	6,576,000	6,422,352
		11,688,999
Oil Field Equipment & Services - 2.76%
Bristow Group, Inc.
6.875%, 03/01/2028 (r)	3,029,000	3,070,937
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	6,284,000	6,343,698
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	4,064,000	3,970,731
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	7,492,000	6,173,745
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	4,189,688	4,154,473
Valaris Ltd.
8.250% Cash or 12.000% PIK or 5.125% Cash & 5.125% PIK, 04/30/2028 (p) (r)	3,845,000	3,988,841
		27,702,425
Oil Refining & Marketing - 2.12%
Parkland Corp.
4.625%, 05/01/2030 (r)	5,852,000	5,451,226
PBF Holding Company LLC / PBF Finance Corp.
9.250%, 05/15/2025 (r)	2,955,000	3,047,669
6.000%, 02/15/2028	9,160,000	7,378,517
Renewable Energy Group, Inc.
5.875%, 06/01/2028 (r)	5,000,000	5,379,075
		21,256,487
Personal & Household Products - 1.51%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	4,920,000	4,903,346
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	5,681,000	4,979,964
The Scotts Miracle-Gro Company
4.375%, 02/01/2032	5,905,000	5,239,920
		15,123,230
Pharmaceuticals - 2.01%
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (r)	1,596,000	1,608,042
7.250%, 05/30/2029 (r)	3,634,000	3,106,343
5.250%, 02/15/2031 (r)	6,575,000	5,126,527
Jazz Securities DAC
4.375%, 01/15/2029 (r)	4,618,000	4,479,899
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.125%, 04/30/2031 (r)	6,034,000	5,830,956
		20,151,767
Real Estate Development & Management - 0.53%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (r)	5,671,000	5,355,919

Recreation & Travel - 2.21%
Boyne USA, Inc.
4.750%, 05/15/2029 (r)	6,214,000	5,973,487
Carnival Corp.
4.000%, 08/01/2028 (r)	3,682,000	3,429,065
6.000%, 05/01/2029 (r)	3,200,000	3,019,744
Royal Caribbean Cruises Ltd.
5.500%, 08/31/2026 (r)	3,183,000	3,097,743
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	7,114,000	6,631,244
		22,151,283
Reinsurance - 0.62%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% Cash or 8.375% PIK, 10/15/2025 (p) (r)	6,169,983	6,205,861

Restaurants - 1.29%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (r)	5,504,000	4,972,259
Dave & Buster's, Inc.
7.625%, 11/01/2025 (r)	2,721,000	2,866,478
Papa John's International, Inc.
3.875%, 09/15/2029 (r)	5,618,000	5,162,717
		13,001,454
Software/Services - 1.96%
Consensus Cloud Solutions, Inc.
6.500%, 10/15/2028 (r)	5,250,000	5,226,821
The Dun & Bradstreet Corp.
5.000%, 12/15/2029 (r)	2,695,000	2,536,251
LogMeIn, Inc.
5.500%, 09/01/2027 (r)	2,408,000	2,252,034
Twilio, Inc.
3.625%, 03/15/2029	4,805,000	4,535,127
VM Consolidated, Inc.
5.500%, 04/15/2029 (r)	5,431,000	5,108,317
		19,658,550
Specialty Retail - 3.69%
Academy Ltd.
6.000%, 11/15/2027 (r)	5,079,000	5,205,975
Bed Bath & Beyond, Inc.
5.165%, 08/01/2044	8,512,000	6,060,672
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	7,162,000	6,464,994
Kontoor Brands, Inc.
4.125%, 11/15/2029 (r)	5,323,000	4,876,587
Liberty Interactive LLC
8.250%, 02/01/2030	5,273,000	4,826,403
Lithia Motors, Inc.
4.375%, 01/15/2031 (r)	4,810,000	4,657,331
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (r)	5,191,000	5,023,486
		37,115,448
Steel Producers/Products - 0.86%
Allegheny Technologies, Inc.
5.875%, 12/01/2027	3,639,000	3,641,183
Carpenter Technology Corp.
7.625%, 03/15/2030	4,876,000	4,998,900
		8,640,083
Support - Services - 2.22%
Gartner, Inc.
4.500%, 07/01/2028 (r)	4,444,000	4,432,446
Ritchie Bros Holdings, Inc.
4.750%, 12/15/2031 (r)	5,148,000	5,027,640
Summer BC Bidco B LLC
5.500%, 10/31/2026 (r)	4,567,000	4,401,629
Vizient, Inc.
6.250%, 05/15/2027 (r)	2,693,000	2,776,954
ZipRecruiter, Inc.
5.000%, 01/15/2030 (r)	5,796,000	5,666,517
		22,305,186
Technology Hardware & Equipment - 1.65%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	3,596,000	3,410,051
CommScope, Inc.
6.000%, 03/01/2026 (r)	3,031,000	3,069,797
NCR Corp.
6.125%, 09/01/2029 (r)	4,712,000	4,734,241
Xerox Holdings Corp.
5.500%, 08/15/2028 (r)	5,484,000	5,353,919
		16,568,008
Telecom - Satellite - 0.42%
Telesat Canada / Telesat LLC
5.625%, 12/06/2026 (r)	5,575,000	4,263,203

Telecom - Wireline Integrated & Services - 0.62%
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (r)	3,354,000	3,335,687
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.500%, 02/15/2029 (r)	3,115,000	2,908,351
		6,244,038
Tobacco - 0.48%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (r)	5,007,000	4,862,598
Total corporate bonds (Cost $842,658,959)		809,527,873

CONVERTIBLE BONDS - 0.84%
Hotels - 0.56%
Pebblebrook Hotel Trust
1.750%, 12/15/2026	4,870,000	5,607,805

Railroads - 0.28%
The Greenbrier Companies, Inc.
2.875%, 04/15/2028 (r)	2,433,000	2,815,424
Total convertible bonds (Cost $7,377,044)		8,423,229

TERM LOANS - 7.27%
Advertising - 0.51%
AP Core Holdings II LLC
6.250% (1 Month LIBOR USD + 5.500%), 09/01/2027 (Acquired 07/21/2021, Cost $5,111,985) (b) (m)	5,167,500	5,151,352

Airlines - 0.49%
AAdvantage Loyalty IP Ltd.
5.500% (1 Month LIBOR USD + 4.750%), 04/20/2028 (Acquired 06/24/2021, Cost $5,058,610) (b) (m)	4,872,000	4,945,080

Building & Construction - 0.45%
Tutor Perini Corp.
5.750% (1 Month LIBOR USD + 4.750%), 08/18/2027 (Acquired 08/14/2020, Cost $4,527,685) (b) (m)	4,603,217	4,531,292

Cable & Satellite TV - 0.24%
DirecTV Financing LLC
5.750% (1 Month LIBOR USD + 5.000%), 08/02/2027 (Acquired 07/22/2021, Cost $2,354,171) (b) (m)	2,377,950	2,378,414

Consumer/Commercial/Lease Financing - 0.33%
Rent-A-Center, Inc.
3.813% (1 Month LIBOR USD + 3.250%), 02/17/2028 (Acquired 02/04/2021, Cost $3,375,218) (b) (m)	3,379,463	3,319,798

Forestry/Paper - 0.33%
Schweitzer-Mauduit International, Inc.
4.500% (1 Month LIBOR USD + 4.000%), 04/20/2028 (Acquired 02/23/2021, Cost $3,340,755) (b) (m)	3,374,500	3,337,954

Health Services - 0.47%
FinThrive Software Intermediate Holdings, Inc.
4.500% (1 Month LIBOR USD + 4.000%), 12/18/2028 (Acquired 11/19/2021 - 11/22/2021, Cost $4,004,498) (b) (m)	4,009,000	3,975,164
7.250% (1 Month LIBOR USD + 6.750%), 12/17/2029 (Acquired 11/19/2021, Cost $740,720) (b) (m)	752,000	742,976
		4,718,140
Machinery - 0.47%
Granite US Holdings Corp.
5.063% (1 Month LIBOR USD + 4.000%), 09/30/2026 (Acquired 09/25/2019, Cost $4,646,408) (b) (m)	4,748,735	4,707,183

Oil Field Equipment & Services - 0.46%
ChampionX Holding, Inc.
6.000% (1 Month LIBOR USD + 5.000%), 06/03/2027 (Acquired 05/29/2020 - 06/11/2020, Cost $2,647,147) (b) (m)	2,740,086	2,754,937
Iracore International Holdings, Inc.
10.000% (1 Month LIBOR USD + 9.000%), 04/12/2024 (Acquired 04/13/2017, Cost $1,826,992) (b) (f) (i) (m) (u)	1,826,992	1,826,992
		4,581,929
Oil Refining & Marketing - 0.39%
Par Petroleum LLC
6.990% (3 Month LIBOR USD + 6.750%), 01/12/2026 (Acquired 02/13/2020 - 04/16/2021, Cost $3,871,895) (b) (m)	3,941,568	3,938,612

Personal & Household Products - 0.54%
Journey Personal Care Corp.
5.256% (1 Month LIBOR USD + 4.250%), 03/01/2028 (Acquired 02/19/2021, Cost $5,601,313) (b) (m)	5,629,460	5,372,644

Pharmaceuticals - 1.11%
Covis Finco Sarl
7.250% (3 Month SOFR USD + 6.500%), 02/18/2027 (Acquired 02/14/2022, Cost $4,089,865) (b) (m)	4,542,000	4,201,350
Mallinckrodt International Finance SA
6.250% (3 Month LIBOR USD + 5.500%), 02/24/2025 (Acquired 12/23/2019 - 01/22/2020, Cost $6,770,974) (b) (d) (m)	7,591,196	6,966,820
		11,168,170
Software/Services - 0.49%
Syncapay, Inc.
7.506% (1 Month LIBOR USD + 6.500%), 12/10/2027 (Acquired 12/31/2020, Cost $4,815,213) (b) (m)	4,989,063	4,947,753

Specialty Retail - 0.50%
Ascena Retail Group, Inc.
5.250% (3 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/15/2019 - 08/23/2019, Cost $5,291,346) (b) (d) (m)	9,145,977	28,581
Boardriders, Inc.
7.500% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $6,015,530) (b) (m)	6,067,006	3,478,396
8.457% (1 Month LIBOR USD + 8.000%), 04/23/2024 (Acquired 10/07/2020 - 02/08/2022, Cost $1,558,157) (b) (f) (i) (m) (u)	1,558,157	1,488,040
		4,995,017
Support - Services - 0.49%
Drive Chassis Holdco LLC
6.988% (1 Month LIBOR USD + 6.750%), 04/10/2026 (Acquired 04/12/2019, Cost $4,755,308) (b) (m)	4,930,000	4,926,919
Total term loans (Cost $80,403,790)		73,020,257

CONVERTIBLE PREFERRED STOCKS - 0.67%	Shares
Building & Construction - 0.67%	Held
Fluor Corp., 6.500% (r)	4,704	6,784,767
Total convertible preferred stocks (Cost $4,704,000)		6,784,767

PREFERRED STOCKS - 0.98%
Hotels - 0.21%
Pebblebrook Hotel Trust - Series F, 6.300%	85,621	2,069,468

Specialty Retail - 0.77%
Quiksilver, Inc. - Series B (Acquired 07/11/2013 - 08/09/2019, Cost $28,937,490) (a) (f) (i) (m) (u)	13,810,639	7,733,958
Total preferred stocks (Cost $30,848,797)		9,803,426

COMMON STOCKS - 4.63%
Energy - Exploration & Production - 0.85%
Civitas Resources, Inc.	46,273	2,762,960
Jonah Energy Parent LLC (Acquired 12/31/2020, Cost $204,836) (a) (f) (i) (m) (u)	13,656	157,044
PetroQuest Energy, Inc. (a) (f) (i) (o) (u)	8,969,064	0
Ranger Oil Corp. (a)	161,036	5,560,573
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	0
		8,480,577
Metals/Mining Excluding Steel - 3.05%
American Zinc Recycling Corp. (Acquired 07/19/2012 - 12/10/2019, Cost $32,793,156) (a) (f) (i) (m) (o) (u)	116,127	19,699,835
RA Parent, Inc. (Acquired 12/23/2014 - 08/09/2019, Cost $12,133,783) (a) (f) (i) (m) (u)	200	10,960,000
		30,659,835
Oil Field Equipment & Services - 0.73%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (a) (f) (i) (m) (o) (u)	22,361	7,334,408
Total common stocks (Cost $83,514,646)		46,474,820

INVESTMENT COMPANIES - 2.06%
Exchange Traded Funds - 2.06%
iShares Broad USD High Yield Corporate Bond ETF	533,222	20,721,007
Total investment companies (Cost $21,792,686)		20,721,007
Total long-term investments (Cost $1,071,299,922)		974,755,379

SHORT-TERM INVESTMENTS - 1.49%	Principal
Time Deposits - 1.49%	Amount
Banco Bilbao Vizcaya Argentaria SA, 0.15%, 04/01/2022*	$5,499	5,499
Barclays PLC, 0.15%, 04/01/2022*	14,962,069	14,962,069
Total short-term investments (Cost $14,967,568)		14,967,568

Total investments - 98.54% (Cost $1,086,267,490)		989,722,947

Other assets in excess of liabilities - 1.46%		14,706,099

Net assets - 100.00%		$1,004,429,046

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at March 31, 2022.
(c) -	All or a portion of this security is segregated for delayed delivery securities.
(d) -	Issuer is currently in default on its regularly scheduled interest payments.
(f) -
Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $49,200,277, which represented 4.90% of net assets. See Security Valuation below.

(i) -	Illiquid security. The total market value of these securities was $49,200,277, which represented 4.90% of net assets.
(m) -
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of these securities was $118,905,502, which represented 11.84% of net assets.

(o) -
Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2022, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2021	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2022	Dividends	March 31, 2022
American Zinc Recycling Corp.	$33,125,311	$-	$(10,813,948)	$46	$(2,611,574)	$19,699,835	$-	116,127
Iracore Investments Holdings, Inc.	8,318,963	-	-	-	(984,555)	7,334,408	-	22,361
Lonestar Resources US, Inc.+	5,554,537	-	(1,127,165)	-	(4,427,372)	-	-	-
PetroQuest Energy, Inc.	0	-	-	-	-	0	-	8,969,064
RA Parent, Inc.+	12,802,524	-	(4,665,385)	(1,247,054)	4,069,915	10,960,000	-	200
	$59,801,335	$-	$(16,606,498)	$(1,247,008)	$(3,953,586)	$37,994,243	$-

+ Issuer was not an affiliate as of March 31, 2022.

(p) -	Payment in-kind (PIK) security.
(r) -
Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $677,110,218, which represented 67.41% of net assets.

(u) -	Value determined using significant unobservable inputs.
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
USD -	United States Dollar
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$8,323,533
Investment Companies	20,721,007
Preferred Stocks	2,069,468
Time Deposits	14,967,568
Level 2 --- Other significant observable market inputs:
Convertible Preferred Stocks	6,784,767
Convertible Bonds	8,423,229
Corporate Bonds	809,527,873
Term Loans	69,705,225
Level 3 --- Significant unobservable inputs:
Common Stocks:
Energy - Exploration & Production	157,044
Metals/Mining Excluding Steel	30,659,835
Oil Field Equipment & Services	7,334,408
Preferred Stocks:
Specialty Retail	7,733,958
Term Loans	3,315,032

Total Investments	$989,722,947

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2022:

	Fair Value at March 31, 2022	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$0	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	7,334,408	Market comparable companies	EBIT multiple	4.7x - 13.0x	Increase
				11.50 - $54,800.00
	11,117,044	Transaction price	N/A	($54,026.03)	Increase
	19,699,835	Transaction price**	N/A	$169.64	Increase
Total Common Stocks	38,151,287

Preferred Stocks	7,733,958	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	10%	Decrease
		Market comparable companies	EBITDA multiple	7.0x - 15.8x	Increase

Term Loans	1,826,992	Market comparable securities	N/A	$100.00	Increase
	1,488,040	Market quote (stale)	N/A	$95.50	Increase
Total Term Loans	3,315,032
	$49,200,277

* Unobservable inputs were weighted by the fair value of the investments.
** Fair value was determined based on recent acquisition or offer as the best measure of fair value with no material changes in operations of the related company since the transaction date.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Term Loans	Total
Balance at June 30, 2021	$54,403,842	$8,976,915	$8,632,515	$72,013,272
Purchases	-	-	505,686	505,686
Sales	(15,479,333)	-	(7,311,210)	(22,790,543)
Accrued discounts (premiums)	-	-	7,888	7,888
Realized gains (losses)	(5,603,783)	-	114,458	(5,489,325)
Change in unrealized appreciation/depreciation	4,830,561	(1,242,957)	(122,345)	3,465,259
Transfers into Level 3	-	-	1,488,040	1,488,040
Balance at March 31, 2022	$38,151,287	$7,733,958	$3,315,032	$49,200,277

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2022	$473,786	$(1,242,957)	$-	$(769,171)

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2022, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2022, the Fund did not have any outstanding unfunded loan commitments.